Significant Related Party Transactions - Key Management Personnel Compensation (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	$ 387,294	$ 271,554	$ 267,501
Post-employment benefits	4,660	3,478	2,773
Termination benefits	0	6,957	939
Share-based payment	293,857	68	10
Others	435	294	422
Total	$ 686,246	$ 282,351	$ 271,645